Business Combination - Additional Information (Details) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Sep. 16, 2021 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Business Acquisition [Line Items]
Shares exchange ratio	49.080452		49.080452
Common stock per share	$ 0.0001		$ 0.0001	$ 0.0001
Maximum [Member]
Business Acquisition [Line Items]
Share-based compensation arrangement by share-based payment award vesting period	30 days
Minimum [Member]
Business Acquisition [Line Items]
Share-based compensation arrangement by share-based payment award vesting period	20 days
New Ginkgo Common Stock [Member]
Business Acquisition [Line Items]
Shares exchange ratio	49.080452
Common stock converted into option to purchase common stock	49.080452
Earn out consideration | $	$ 188.7
Common Class A [Member]
Business Acquisition [Line Items]
Stock issued during period shares | shares		16,737,183
Common stock per share		$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member] | 12.50 Then 25% [Member]
Business Acquisition [Line Items]
Share price	$ 12.50
Share-based compensation arrangement by share-based payment award vesting rights, percentage	25.00%
Common Class A [Member] | 15.00 Then 25% [Member]
Business Acquisition [Line Items]
Share price	$ 15.00
Share-based compensation arrangement by share-based payment award vesting rights, percentage	25.00%
Common Class A [Member] | 17.50 Then 25% [Member]
Business Acquisition [Line Items]
Share price	$ 17.50
Share-based compensation arrangement by share-based payment award vesting rights, percentage	25.00%
Common Class A [Member] | 20.00 Then 25% [Member]
Business Acquisition [Line Items]
Share price	$ 20.00
Share-based compensation arrangement by share-based payment award vesting rights, percentage	25.00%
Common Class A [Member] | New Ginkgo Common Stock [Member]
Business Acquisition [Line Items]
Shares forfeited | shares		11,534,052
PIPE Investment [Member]
Business Acquisition [Line Items]
Stock issued during period shares | shares	76,000,000
PIPE Investment [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Stock issued during period shares | shares	76,000,000
Shares issued price per share	$ 10.00
Stock issued during period, value, new issues | $	$ 760.0
SRNG [Member]
Business Acquisition [Line Items]
Shares issued price per share	$ 10
Stock issued during period, value, new issues | $	$ 15.8